General Information, Reorganization and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information Reorganization And Basis Of Presentation [Abstract]
General Information, Reorganization and Basis of Presentation	General Information, Reorganization and Basis of Presentation
1.1 General information
Connect Biopharma Holdings Limited (the “Company”) was incorporated on November 23, 2015 in the Cayman Islands as an exempted company with limited liability. The address of the Company’s registered office is P.O. Box 613, Harbour Centre, George Town, Grand Cayman KY1-1107, Cayman Islands. The Company completed its initial public offering (“IPO”) in March 2021 and the Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Global Market (“Nasdaq”) since then. Each ADS of the Company represents one ordinary share, par value U.S. Dollar ("USD") 0.000174 per share.
The Company and its subsidiaries (collectively the “Group”) is a clinical-stage company focused on the discovery and development of next-generation immune modulators for the treatment of serious autoimmune diseases and inflammation. The Group has leveraged its expertise in the biology of T cell modulation to build a portfolio of drug candidates consisting of small molecules and antibodies targeting critical pathways of inflammation. The Group currently carries out clinical trials on its product candidates in the United States, the People’s Republic of China (“PRC”), Europe, and other jurisdictions.
As of December 31, 2023, the Company had direct or indirect interests in the following principal subsidiaries:

Company name	Principal activities	Place and date of incorporation	Attributable equity interest to the Group
Directly Held:
Connect Biopharma HongKong Limited (“Connect HK”)	Investment holding	Hong Kong/December 1, 2015	100%
Indirectly held:
Connect Biopharm LLC (“Connect US”)	Pharmaceutical R&D	San Diego, United States of America/January 24, 2012	100%
Connect Biopharma Australia PTY LTD (“Connect AU”)	Pharmaceutical R&D	Prahran, Australia/July 18, 2014	100%
Suzhou Connect Biopharma Co., Ltd. (“Connect SZ”)	Pharmaceutical R&D	Suzhou, PRC/May 2, 2012	100%
Connect Biopharma (Shanghai) Co., Ltd ("Connect SH")	Pharmaceutical R&D	Shanghai, PRC/October 23, 2015	100%
Connect Biopharma (Beijing) Co., Ltd ("Connect BJ")	Pharmaceutical R&D	Beijing, PRC/July 9, 2019	100%
Connect Biopharma (Shenzhen) Co., Ltd ("Connect SHZ")	Pharmaceutical R&D	Shenzhen, PRC/November 15, 2021	100%